Employee Cost - Summary of Sensitivity Analysis for Tata Daewoo Commercial Vehicles Limited Severance Indemnity Plan (Detail) - Severance indemnity of Tata Daewoo Commercial Vehicles Limited [Member]
₨ in Millions
Mar. 31, 2023 INR (₨)
Discount rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption, increase	1.00%
Change in assumption, decrease	1.00%
Impact on scheme liabilities, due to increase in assumption	₨ 498.3
Impact on scheme liabilities, due to decrease in assumption	428.0
Impact on service cost and interest cost, due to increase in assumption	147.1
Impact on service cost and interest cost, due to decrease in assumption	₨ 128.0
Salary escalation rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption, increase	1.00%
Change in assumption, decrease	1.00%
Impact on scheme liabilities, due to increase in assumption	₨ 490.6
Impact on scheme liabilities, due to decrease in assumption	430.0
Impact on service cost and interest cost, due to increase in assumption	151.8
Impact on service cost and interest cost, due to decrease in assumption	₨ 130.8